Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	BIOZONE PHARMACEUTICALS, INC.
Entity Central Index Key	0001412486
Document Type	S-1
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company